Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Ordinary Shares Subject to Possible Redemption Reflected on the Consolidated Balance Sheets

As of December 31, 2023 and 2022, the ordinary shares subject to possible redemption reflected on the consolidated balance sheets are reconciled in the following table:

Ordinary shares subject to possible redemption, December 31, 2021	$319,216,340
Plus:
Accretion adjustment of carrying value to redemption value	4,695,302
Ordinary shares subject to possible redemption, December 31, 2022	$323,911,642
Less:
Redemptions of ordinary shares	(294,254,572)
Plus:
Accretion adjustment of carrying value to redemption value	5,898,906
Ordinary shares subject to possible redemption, December 31, 2023	$35,555,976

Schedule of Basic and Diluted Net (Loss) Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of ordinary share:
	For the Year Ended December 31, 2023
	Class A ordinary share subject to possible redemption	Class A	Class B

NUMERATOR
Allocation of net (loss)	$(19,192)	$(4,682)	$(10,853)

DENOMINATOR
Weighted Average Shares Outstanding including common stock subject to redemption	9,858,573	2,405,055	5,575,354

Basic and diluted net (loss) income per shares	$(0.00)	$(0.00)	$(0.00)
	For the Year Ended December 31, 2022
	Class A ordinary share subject to possible redemption	Class B ordinary share
Numerator
Allocation of net income	$8,462,500	$2,115,625
Denominator
Weighted average shares outstanding	31,921,634	7,980,409
Basic and diluted net income per share	$0.27	$0.27